Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Jun. 30, 2017
Registrant Name	ALLIANZ FUNDS
Central Index Key	0000867297
Amendment Flag	false
Document Creation Date	Dec. 12, 2017
Document Effective Date	Dec. 12, 2017
Prospectus Date	Dec. 12, 2017
Class R6 Prospectus | AllianzGI NFJ Mid-Cap Value Fund | Class R6
Prospectus:
Trading Symbol	ANPRX